N-2 $ in Millions	Oct. 31, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001837532
Amendment Flag	false
Securities Act File Number	814-01424
Document Type	8-K
Entity Registrant Name	Apollo Debt Solutions BDC
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On October 31, 2025, Apollo Debt Solutions BDC (the “
Fund
”) priced an offering of an additional $100 million in aggregate principal amount of its 5.875% notes due 2030 (the “
New
Notes
”) in a private placement to persons reasonably believed to be qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “
Securities Act
”), and to certain
non-U.S.
persons outside the United States pursuant to Regulation S under the Securities Act. The New Notes will mature on August 30, 2030, and may be redeemed in whole or in part at the Fund’s option at any time at par value plus a “make-whole” premium. The offering is expected to close on
November 5, 2025,

subject to customary closing conditions.
The New Notes will constitute “Additional Notes” under the Fourth Supplemental Indenture, dated July 17, 2025 (the “
Fourth Supplemental Indenture
”), which supplements that certain Base Indenture, dated as of March 21, 2024 (as may be further amended, supplemented or otherwise modified from time to time, the “
Base Indenture
”), governing the previously issued $400 million in aggregate principal amount of 5.875% notes due 2030 (together with the New Notes, the “
Notes
”).
The Fund expects to use the net proceeds of the offering for general corporate purposes of the Fund and the Fund’s subsidiaries and/or to repay indebtedness, including under the Fund’s revolving credit facility.
This announcement does not constitute an offer to sell or a solicitation of an offer to buy any of the Notes, nor shall there be any offer, solicitation or sale in any state or jurisdiction in which such an offer, solicitation or sale would be unlawful.
The Notes have not been registered under the Securities Act or any state securities laws and may not be offered or sold in the United States absent registration or an applicable exemption from such registration requirements.
CAUTIONARY NOTE REGARDING FORWARD-LOOKING STATEMENTS
Certain information contained in this report constitutes “forward-looking statements,” which can be identified by the use of forward-looking terminology such as “may,” “will,” “expect,” “intend,” “anticipate,” “estimate,” “believe,” “continue” or other similar words, or the negatives thereof. These may include financial projections and estimates and their underlying assumptions, statements about plans, objectives and expectations with respect to future operations, and statements regarding future performance. Such forward-looking statements are inherently uncertain and there are or may be important factors that could cause actual outcomes or results to differ materially from those indicated in such statements. The Fund believes these factors include, but are not limited to, those described under the section entitled “Item 1A. Risk Factors” in the Fund’s most recent annual report on Form
10-K,
including any updates in its quarterly reports on Form
10-Q,
which annual and quarterly reports are accessible on the U.S. Securities and Exchange Commission’s website at
www.sec.gov
. These factors should not be construed as exhaustive and should be read in conjunction with the other cautionary statements that are included in the Fund’s prospectus and other filings. Except as otherwise required by federal securities laws, the Fund undertakes no obligation to publicly update or revise any forward-looking statements, whether as a result of new information, future developments
or otherwise.

Long Term Debt, Title [Text Block]	the “ New Notes ”
Long Term Debt, Principal	$ 100